Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000250874 | 040413205 | Arista Networks Inc
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000250874 | 771049103 | ROBLOX Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000250874 | N14506104 | Elastic N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000250874 | 452327109 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000250874 | 252131107 | DexCom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250874 | 19247G107 | Coherent Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250874 | 042068205 | ARM Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250874 | 874054109 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250874 | 127387108 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250874 | 92939U106 | WEC Energy Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250874 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250874 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250874 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250874 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250874 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000250874 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000250874 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000250874 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000250874 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000250874 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000250874 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000250874 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000250874 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.40%
C000250874 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000250874 | InvestmentType_REITs
Holdings [Line Items]
Percent of Total Investments	2.60%
C000250873 | 040413205 | Arista Networks Inc
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000250873 | 771049103 | ROBLOX Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000250873 | N14506104 | Elastic N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000250873 | 452327109 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000250873 | 252131107 | DexCom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250873 | 19247G107 | Coherent Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250873 | 042068205 | ARM Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250873 | 874054109 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250873 | 127387108 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250873 | 92939U106 | WEC Energy Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250873 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250873 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250873 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250873 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250873 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000250873 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000250873 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000250873 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000250873 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000250873 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000250873 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000250873 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000250873 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.40%
C000250873 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000250873 | InvestmentType_REITs
Holdings [Line Items]
Percent of Total Investments	2.60%
C000250877 | 64828TAA0 | Rithm Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000250877 | 89386MAA6 | Transocean Titan Financing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250877 | 92552VAK6 | ViaSat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250877 | 747262AU7 | QVC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250877 | 901109AG3 | Tutor Perini Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250877 | 92332YAD3 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250877 | 682695AA9 | OneMain Finance Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250877 | 465965AC5 | JB Poindexter & Co Inc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250877 | 91740PAG3 | USA Compression Partners, L.P. / USA Compression
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000250877 | 893647BS5 | TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000250877 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250877 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000250877 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250877 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250877 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250877 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000250877 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000250877 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250877 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000250877 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250877 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250877 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000250877 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.90%
C000250877 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	98.10%
C000250878 | 64828TAA0 | Rithm Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000250878 | 89386MAA6 | Transocean Titan Financing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250878 | 92552VAK6 | ViaSat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250878 | 747262AU7 | QVC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250878 | 901109AG3 | Tutor Perini Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250878 | 92332YAD3 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250878 | 682695AA9 | OneMain Finance Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250878 | 465965AC5 | JB Poindexter & Co Inc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250878 | 91740PAG3 | USA Compression Partners, L.P. / USA Compression
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000250878 | 893647BS5 | TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000250878 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250878 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000250878 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250878 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250878 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250878 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000250878 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000250878 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250878 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000250878 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250878 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250878 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000250878 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.90%
C000250878 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	98.10%